10-Q RELATED-PARTY TRANSACTIONS - Revenue Earned and Contracts Originated (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Nova Funds | Related Party
Related Party Transaction [Line Items]
Origination expenses for life settlement policies	$ 685	$ 0	$ 99,456